Condensed Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Income Statement [Abstract]
Net Sales	$ 4,273	$ 4,083	$ 17,005	$ 16,590	$ 16,184
Costs and expenses:
Cost of products sold	1,105	1,022	4,333	4,126	3,889
Research and development expense	365	360	1,477	1,557	1,490
Selling, general, and administrative expense	1,506	1,416	5,847	5,698	5,623
Special charges	0	40	40	0	0
Restructuring charges, net	30	18	78	172	87
Certain litigation charges, net			770	245	90
Acquisition-related items	41	(96)	117	(49)	12
Amortization of intangible assets	87	86	349	331	335
Other expense, net	51	44	181	108	364
Interest expense, net	5	40	108	151	149
Total costs and expenses	3,190	2,930	13,300	12,339	12,039
Earnings before income taxes	1,083	1,153	3,705	4,251	4,145
Provision for income taxes	212	200	640	784	730
Earnings from continuing operations			3,065	3,467	3,415
Discontinued operations, net of tax:
Earnings from operations of Physio-Control			0	0	32
Physio-Control divestiture-related costs			0	0	(34)
Gain on sale of Physio-Control			0	0	204
Earnings from discontinued operations			0	0	202
Net earnings	$ 871	$ 953	$ 3,065	$ 3,467	$ 3,617
Basic earnings per share:
Earnings from continuing operations (per share)			$ 3.06	$ 3.40	$ 3.24
Net earnings (usd per share)	$ 0.88	$ 0.94	$ 3.06	$ 3.40	$ 3.43
Diluted earnings per share:
Earnings from continuing operations (per share)			$ 3.02	$ 3.37	$ 3.22
Net earnings (usd per share)	$ 0.87	$ 0.93	$ 3.02	$ 3.37	$ 3.41
Weighted average shares outstanding:
Basic weighted average shares outstanding (shares)	992.6	1,009.7	1,002.1	1,019.3	1,053.9
Diluted weighted average shares outstanding	1,005.2	1,021.2	1,013.6	1,027.5	1,059.9
Cash dividends declared per common share	$ 0.305	$ 0.280	$ 1.12	$ 1.04	$ 0.97